PROPERTY AND EQUIPMENT (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 648	$ 3,086	$ 3,522	$ 9,220
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation expense			$ 891	$ 1,095